As filed with the Securities and Exchange Commission on February 20, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

5430 LBJ Freeway, Suite 1500
Dallas, TX 75240-2675
(Address of principal executive offices) (Zip code)

Gary B. Wood
5430 LBJ Freeway, Suite 1500, Dallas, TX 75240-2675
(Name and address of agent for service)

972-404-1500
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2007

Date of reporting period: 12/31/2006

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2006 (Unaudited)
Concorde Value Fund
			Percent of
	Shares	Value	Net Assets
COMMON STOCKS
Capital Goods
Illinois Tool Works, Inc.	13,600	$628,184	3.30%
Lockheed Martin Corp.	7,000	644,490	3.38
Terex Corp. (a)	18,000	1,162,440	6.10
Tyco International Ltd. (b)	23,530	715,312	3.75
		3,150,426	16.53
Commercial Services & Supplies
Waste Management, Inc.	15,000	551,550	2.90
Consumer Durables & Apparel
Pulte Homes, Inc.	12,500	414,000	2.17
Diversified Financials
Lehman Brothers Holdings, Inc.	14,500	1,132,740	5.95
Energy
Cimarex Energy Co.	3,500	127,750	0.67
Devon Energy Corp.	11,000	737,880	3.87
		865,630	4.54
Food Beverage & Tobacco
Altria Group, Inc.	5,200	446,264	2.34
Insurance
Delphi Financial Group	14,683	594,074	3.12
MBIA, Inc.	7,500	547,950	2.88
		1,142,024	6.00
Materials
Headwaters, Inc. (a)	23,000	551,080	2.89
Sealed Air Corp.	10,500	681,660	3.58
		1,232,740	6.47
Media
CBS Corp.	16,500	514,470	2.70
Comcast Corp. (a)	16,000	670,080	3.52
The Walt Disney Co.	24,500	839,615	4.41
The Washington Post Company - Class B	440	328,064	1.72
		2,352,229	12.35
Pharmaceuticals & Biotechnology
Abbott Laboratories	12,200	594,262	3.12
Johnson & Johnson	13,500	891,270	4.68
Pfizer, Inc.	24,700	639,730	3.36
		2,125,262	11.16
Retailing
Lowe's Cos, Inc.	14,000	436,100	2.29
Semiconductors & Semiconductor Equipment
Verigy Ltd (a)(b)	2,448	43,452	0.23
Software & Services
Fiserv, Inc. (a)	9,500	497,990	2.61
Microsoft Corp.	20,000	597,200	3.13
Oracle Corp. (a)	44,000	754,160	3.96
		1,849,350	9.70
Technology Hardware & Equipment
Agilent Technologies, Inc. (a)	20,000	697,000	3.66
Dell, Inc. (a)	24,500	614,705	3.23
Diebold, Inc.	14,000	652,400	3.42
		1,964,105	10.31
TOTAL COMMON STOCKS (Cost $10,416,598)		$17,705,872	92.94

			Percent of
	Shares	Value	Net Assets
SHORT TERM INVESTMENTS
INVESTMENT COMPANIES
Federated Cash Trust Money Market, 4.44%	203,506	$203,506	1.07%

	Principal		Percent of
	Amount	Value	Net Assets
VARIABLE RATE DEMAND NOTES #
American Family Financial Services, 4.94%	$340,734	340,734	1.79
U.S. Bank, N.A., 5.07%	400,000	400,000	2.10
Wisconsin Corporate Central Credit Union, 4.99%	400,000	400,000	2.10
		1,140,734	5.99
TOTAL SHORT TERM INVESTMENTS (Cost $1,344,240)		1,344,240	7.06
Total Investments (Cost $11,760,838)		19,050,112	100.00
Other Assets in Excess of Liabilities		862	0.00
TOTAL NET ASSETS		$19,050,974	100.00%

Notes:
(a) Presently non-income producing.
(b) Foreign issued securitiy listed directly on a U.S. securities exchange.
# Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rate change periodically on specified dates. The rate listed are as of December 31, 2006.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

Cost of investments	$11,760,838
Gross unrealized appreciation	7,406,819
Gross unrealized depreciation	(117,545)
Net unrealized appreciation	$7,289,274

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Concorde Funds, Inc.

By (Signature and Title) /s/Gary B. Wood
Gary B. Wood, Chief Executive Officer

Date 2/16/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Gary B. Wood
Gary B. Wood, Chief Executive Officer

Date 2/16/07

By (Signature and Title) /s/Gary B. Wood
Gary B. Wood, Chief Financial Officer

Date 2/16/07